UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

Item 1.  Schedule of Investments

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — 88.83%
California Educational Facilities Authority Revenue (University of Southern California), Series A, (Barclays Capital Municipal Trust Receipts Series 11B),
0.040%, VRD[1,2]	2,500,000	2,500,000
California Educational Facilities Authority Revenue Refunding (Stanford University),
Series L-5,
0.030%, VRD	6,900,000	6,900,000
Series L-6,
0.030%, VRD	12,400,000	12,400,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems),
Series A,
0.030%, VRD	8,000,000	8,000,000
Series B,
0.030%, VRD	11,200,000	11,200,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare), Series C,
0.030%, VRD	16,200,000	16,200,000
California Health Facilities Financing Authority Revenue (Scripps Health),
Series B,
0.030%, VRD	2,500,000	2,500,000
Series C,
0.030%, VRD	18,700,000	18,700,000
Series F,
0.040%, VRD	3,000,000	3,000,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series C,
0.030%, VRD	37,615,000	37,615,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.030%, VRD	16,100,000	16,100,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series E,
0.020%, VRD	7,050,000	7,050,000
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B,
0.020%, VRD	6,900,000	6,900,000
California Municipal Finance Authority Revenue (Chevron USA — Recovery Zone Bonds), Series B,
0.010%, VRD	12,750,000	12,750,000
California State Economic Recovery, Series C-4,
0.020%, VRD	6,360,000	6,360,000
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School),
0.030%, VRD	7,650,000	7,650,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California State Kindergarten,
Series A2,
0.020%, VRD	6,600,000	6,600,000
Series A5,
0.030%, VRD	500,000	500,000
Series B2,
0.020%, VRD	4,100,000	4,100,000
Series B3,
0.020%, VRD	6,700,000	6,700,000
California State Revenue Anticipation Notes,
1.500%, due 06/22/15	15,000,000	15,150,538
California Statewide Communities Development Authority (Robert Louis Stevenson),
0.030%, VRD	6,000,000	6,000,000
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments), Series K, (FHLMC Insured),
0.050%, VRD	6,620,000	6,620,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B,
0.030%, VRD	4,000,000	4,000,000
California Statewide Communities Development Authority Revenue (University of San Diego),
0.030%, VRD	7,985,000	7,985,000
Antelope Valley-East Kern Water Agency, Series A-2,
0.030%, VRD	2,000,000	2,000,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056),
0.050%, VRD[1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series F, (Bank of America Austin Certificates, Series 2008-1058),
0.090%, VRD[1,2]	6,750,000	6,750,000
Bay Area Toll Authority Toll Bridge Revenue, Series B-2,
0.030%, VRD	2,415,000	2,415,000
City of Riverside, Electric Revenue Refunding, Series A,
0.030%, VRD	12,740,000	12,740,000
City of Santa Clara, Electrical Revenue, Subseries B,
0.050%, VRD	30,135,000	30,135,000
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square Apartments Project), Series H, (FNMA Insured),
0.030%, VRD	10,655,000	10,655,000
County of Riverside Tax & Revenue Anticipation Notes,
1.500%, due 06/30/15	14,000,000	14,144,265
County of Riverside, Series B,
2.000%, due 10/15/14	8,000,000	8,005,511
County of San Bernardino Tax & Revenue Anticipation Notes, Series A,
2.000%, due 06/30/15	5,000,000	5,069,943
County of Ventura Tax & Revenue Anticipation Notes,
1.500%, due 07/01/15	7,000,000	7,071,885

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Irvine Improvement Bond Act 1915 (Assessment District 94-13),
0.040%, VRD	8,535,000	8,535,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16),
0.040%, VRD	7,668,000	7,668,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A,
0.040%, VRD	11,848,000	11,848,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.030%, VRD	20,237,000	20,237,000
Irvine Ranch Water District
0.030%, VRD	8,300,000	8,300,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series A,
0.030%, VRD	11,000,000	11,000,000
Irvine Unified School District, Series A,
0.030%, VRD	19,627,000	19,627,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A, (FNMA Insured),
0.050%, VRD	6,700,000	6,700,000
Los Angeles County Tax & Revenue Anticipation Notes,
1.500%, due 06/30/15	14,000,000	14,143,741
Los Angeles Tax & Revenue Anticipation Notes,
1.500%, due 06/25/15	14,000,000	14,142,044
Los Angeles Wastewater Systems Revenue Refunding, Series A, (Barclays Capital Municipal Trust Receipts Series 2W),
0.040%, VRD[1,2]	3,750,000	3,750,000
Los Angeles Water and Power Revenue,
Subseries B-3,
0.010%, VRD	7,300,000	7,300,000
Subseries B-5,
0.040%, VRD	6,900,000	6,900,000
Subseries B-8,
0.040%, VRD	5,200,000	5,200,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project),
0.040%, VRD	3,285,000	3,285,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A, (FNMA Insured),
0.040%, VRD	6,800,000	6,800,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue Subseries D-2,
0.050%, VRD	155,000	155,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A, Certificates 20070071),
0.050%, VRD[1,2]	12,145,000	12,145,000
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-2,
0.030%, VRD	11,800,000	11,800,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-3,
0.010%, VRD	8,000,000	8,000,000
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.030%, VRD	18,670,000	18,670,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured),
0.040%, VRD	7,930,000	7,930,000
Orange County Sanitation District Certificates of Participation (JP Morgan PUTTERs, Series 2529Z), (AGM Insured),
0.070%, VRD[1,2]	1,075,000	1,075,000
Orange County Water District Revenue Certificates of Participation, Series A,
2.000%, due 10/16/14	10,000,000	10,007,504
0.050%, VRD	22,765,000	22,765,000
Sacramento Municipal Utility District, Series L,
0.030%, VRD	4,200,000	4,200,000
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments), Series A, (FNMA Insured),
0.080%, VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage — Mountain View), Series A, (FNMA Insured),
0.080%, VRD	3,650,000	3,650,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.030%, VRD	17,730,000	17,730,000
Series B,
0.040%, VRD	13,800,000	13,800,000
San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 36C,
0.030%, VRD	5,000,000	5,000,000
Santa Clara County Financing Authority Revenue (El Camino Hospital), Series A,
0.050%, VRD	8,800,000	8,800,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series A,
0.040%, VRD	3,980,000	3,980,000
Series B,
0.030%, VRD	33,150,000	33,150,000
Series C,
0.040%, VRD	6,755,000	6,755,000

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Torrance Revenue (Torrance Memorial Medical Center), Series B,
0.030%, VRD	7,000,000	7,000,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B,
0.030%, VRD	3,880,000	3,880,000
West Covina Public Financing Authority Lease Revenue, Series A,
0.030%, VRD	5,885,000	5,885,000

Total municipal bonds and notes (cost — $715,610,431)		715,610,431

Tax-exempt commercial paper — 10.48%
California Education Facility Authority (Stanford University),
0.070%, due 11/18/14	11,721,000	11,721,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital),
Series B-2, Subseries 1,
0.120%, due 01/07/15	10,050,000	10,050,000
Series B-2, Subseries 2,
0.120%, due 12/03/14	8,000,000	8,000,000
Los Angeles County Capital Asset Lease,
0.070%, due 11/06/14	5,400,000	5,400,000
0.080%, due 12/09/14	12,000,000	12,000,000
Los Angeles County Department of Water & Power,
0.070%, due 11/06/14	5,000,000	5,000,000
0.080%, due 12/11/14	10,000,000	10,000,000
Sacramento Municipal Utility District,
0.070%, due 11/03/14	10,000,000	10,000,000
San Diego County Water Authority,
0.060%, due 11/05/14	6,025,000	6,025,000
0.100%, due 11/13/14	6,250,000	6,250,000

Total tax-exempt commercial paper (cost — $84,446,000)		84,446,000

Total investments (cost — $800,056,431 which approximates cost for federal income tax purposes) — 99.31%		800,056,431

Other assets in excess of liabilities — 0.69%		5,570,188
Net assets (applicable to 805,557,557 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		805,626,619

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the last Fund.

UBS Managed Municipal Trust

UBS RMA California Municipal Money Fund

Schedule of investments — September 30, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	715,610,431	—	715,610,431
Tax-exempt commercial paper	—	84,446,000	—	84,446,000

Total	—	800,056,431	—	800,056,431

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 31 days

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.84% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments – September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — 92.08%
New York State Dormitory Authority Revenue (Columbia University), Series B,
0.040%, VRD	6,700,000	6,700,000
New York State Dormitory Authority Revenue (Wagner College),
0.040%, VRD	20,000	20,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Childrens Hospital),
0.030%, VRD	7,905,000	7,905,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System),
0.040%, VRD	2,220,000	2,220,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A,
0.030%, VRD	4,200,000	4,200,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Local Secured), Series A,
0.100%, VRD	8,695,000	8,695,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association),
0.030%, VRD	7,475,000	7,475,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
0.050%, VRD	3,200,000	3,200,000
Series A-2,
0.050%, VRD	4,200,000	4,200,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured),
0.040%, VRD	8,280,000	8,280,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.),
0.040%, VRD	2,600,000	2,600,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Wagner College),
0.040%, VRD	8,135,000	8,135,000
New York State Dormitory Authority Revenue State Supported Debt (City University),
Series C,
0.050%, VRD	2,090,000	2,090,000
Series D,
0.030%, VRD	16,300,000	16,300,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A,
0.040%, VRD	11,040,000	11,040,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series A,
0.040%, VRD	465,000	465,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B,
0.030%, VRD	11,140,000	11,140,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York State Dormitory Authority State Personal Income Tax Revenue (Economic Development and Housing), Series A,
5.000%, due 12/15/14	7,000,000	7,070,123
New York State Environmental Facilities Corp. State Personal Income Tax Revenue (JP Morgan PUTTERs, Series 2666),
0.050%, VRD[1,2]	3,185,000	3,185,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-2,
0.050%, VRD	5,000,000	5,000,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured),
0.050%, VRD	23,600,000	23,600,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured),
0.040%, VRD	8,700,000	8,700,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured),
0.040%, VRD	9,340,000	9,340,000
New York State Housing Finance Agency Revenue (Dock Street), Series A,
0.050%, VRD	4,000,000	4,000,000
New York State Housing Finance Agency Revenue (Gotham West Housing), Series A-2,
0.040%, VRD	20,515,000	20,515,000
New York State Housing Finance Agency Revenue (North End), Series A, (FNMA Insured),
0.040%, VRD	9,600,000	9,600,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5,
0.040%, VRD	4,000,000	4,000,000
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B, (Barclays Capital Municipal Trust Receipts, Series 6W),
0.050%, VRD[1,2]	6,835,000	6,835,000
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.), Series B,
0.100%, VRD	5,635,000	5,635,000
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding,
0.050%, VRD	23,865,000	23,865,000
Erie County Fiscal Stability Authority Bond Anticipation Notes, Series A,
1.250%, due 07/31/15	7,150,000	7,214,856
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A,
0.040%, VRD	8,745,000	8,745,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Grand Island Central School District Bond Anticipation Notes,
1.000%, due 12/04/14	10,000,000	10,012,765
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A,
0.040%, VRD	1,183,000	1,183,000
Long Island Power Authority,
Series C,
0.040%, VRD	23,200,000	23,200,000
Series D,
0.040%, VRD	600,000	600,000
Metropolitan Transportation Authority Revenue, Subseries E-3,
0.030%, VRD	9,300,000	9,300,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue Subseries D-2,
0.050%, VRD	50,000	50,000
Miller Place Union Free School District Tax Anticipation Notes,
1.000%, due 06/25/15	11,000,000	11,068,967
Nassau Health Care Corp. Revenue, Series B-1,
0.040%, VRD	2,400,000	2,400,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.040%, VRD	900,000	900,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development), Series A, (FNMA Insured),
0.040%, VRD	9,000,000	9,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments), Series A,
0.050%, VRD	9,415,000	9,415,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A,
0.070%, VRD	9,755,000	9,755,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A, (FNMA Insured),
0.040%, VRD	9,400,000	9,400,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A, (FNMA Insured),
0.040%, VRD	9,000,000	9,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-2,
0.050%, VRD	2,120,000	2,120,000
Series BB-5,
0.010%, VRD	13,895,000	13,895,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution),
Series B-4,
0.010%, VRD	7,850,000	7,850,000
Series CC-1,
0.040%, VRD	10,800,000	10,800,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (JP Morgan PUTTERs, Series 2559),
0.050%, VRD[1,2]	1,775,000	1,775,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Series D, (JP Morgan PUTTERs, Series 3240),
0.050%, VRD[1,2]	1,600,000	1,600,000
New York City Transitional Finance Authority Revenue (Future Tax Secured),
0.010%, VRD	13,000,000	13,000,000
0.030%, VRD	11,300,000	11,300,000
Subseries D-4,
0.030%, VRD	2,000,000	2,000,000
New York City Transitional Finance Authority Revenue Refunding (Future Tax Secured), Series A-1,
5.000%, due 11/01/14	10,000,000	10,041,235
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1,
0.040%, VRD	11,900,000	11,900,000
New York City Trust for Cultural Resources Revenue (WNYC Radio, Inc.),
0.040%, VRD	7,145,000	7,145,000
New York City,
Series F, Subseries F-3,
0.050%, VRD	2,300,000	2,300,000
Subseries G-4,
0.030%, VRD	8,400,000	8,400,000
Subseries G-7,
0.030%, VRD	8,000,000	8,000,000
Subseries L-3,
0.050%, VRD	7,000,000	7,000,000
Subseries L-4,
0.030%, VRD	13,445,000	13,445,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B,
0.040%, VRD	14,660,000	14,660,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project),
0.040%, VRD	5,445,000	5,445,000
Port Washington Union Free School District Tax Anticipation Notes,
0.500%, due 06/19/15	11,000,000	11,030,254
Rockville Centre Union Free School District Tax Anticipation Notes,
1.000%, due 06/26/15	10,000,000	10,065,314
Saratoga County Capital Resource Corp. Revenue (Saratoga Hospital Project),
0.040%, VRD	3,300,000	3,300,000
Sewanhaka Central High School District of Elmont Bond Anticipation Notes,
1.000%, due 07/24/15	11,000,000	11,072,078
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project),
Series A-1,
0.020%, VRD	1,800,000	1,800,000
Series A-2,
0.020%, VRD	1,100,000	1,100,000

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — September 30, 2014 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A,
0.040%, VRD	3,100,000	3,100,000
Tompkins County Industrial Development Agency Revenue (Care Community Kendal Ithaca), Series B,
0.100%, VRD	3,000,000	3,000,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A,
0.040%, VRD	16,610,000	16,610,000
Town of East Hampton Bond Anticipation Notes,
1.000%, due 08/28/15	12,034,858	12,124,133
Town of North Hempstead, Series B,
0.500%, due 10/03/14	12,000,000	12,000,170
Triborough Bridge & Tunnel Authority Revenue,
Series B,
0.050%, VRD	375,000	375,000
Series B-2C,
0.030%, VRD	15,420,000	15,420,000
Series B-3,
0.030%, VRD	16,095,000	16,095,000

Total municipal bonds and notes (cost — $627,022,895)		627,022,895

Tax-exempt commercial paper — 7.84%
New York State Dormitory Authority (Columbia University),
0.040%, due 10/01/14	6,400,000	6,400,000
New York State Power Authority,
0.060%, due 10/07/14	5,000,000	5,000,000
0.080%, due 11/04/14	15,000,000	15,000,000
0.070%, due 11/06/14	5,000,000	5,000,000
Metropolitan Transportation Authority,
0.060%, due 10/09/14	16,000,000	16,000,000
0.090%, due 02/12/15	6,000,000	6,000,000

Total tax-exempt commercial paper (cost — $53,400,000)		53,400,000

Total investments (cost — $680,422,895 which approximates cost for federal income tax purposes) — 99.92%		680,422,895

Other assets in excess of liabilities — 0.08%		539,146
Net assets (applicable to 680,911,589 shares of beneficial interest outstanding equivalent to $1.00 per share) — 100.00%		680,962,041

For a listing of defined portfolio acronyms that are used throughout the Schedule of investments, please refer to the end of the Fund.

UBS Managed Municipal Trust

UBS RMA New York Municipal Money Fund

Schedule of investments — September 30, 2014 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2014 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	627,022,895	—	627,022,895
Tax-exempt commercial paper	—	53,400,000	—	53,400,000

Total	—	680,422,895	—	680,422,895

At September 30, 2014, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 32 days

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.97% of net assets as of September 30, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

UBS Managed Municipal Trust

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2014 and reset periodically.

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2014.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 28, 2014

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: November 28, 2014